Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Disclosures
Revenues	$ 165,926	$ 69,278	$ 66,113	$ 67,548	$ 60,026	$ 74,900	$ 114,674	$ 74,522	$ 368,865	$ 324,122	$ 257,179
Expenses	111,674	84,451	57,794	55,452	49,019	50,208	50,550	47,059	309,371	196,836	164,276
Net Income	17,654	2,226	31,230	11,669	9,204	25,258	81,060	23,616	62,779	139,138	74,951
Net (income) loss attributable to non controlling interest	(1,990)	325	480	578	569	581	384	330	(607)	1,864	314
Less: Net income attributable to redeemable noncontrolling interests	(187)	37	67	43	(682)	(637)	(1)	(603)
Net income attributable to W. P. Carey	15,477	2,588	31,777	12,290	9,091	25,202	81,443	23,343	62,132	139,079	73,972
Earnings per share attributable to W.P. Carey shareholders-
Basic	$ 0.22	$ 0.06	$ 0.78	$ 0.30	$ 0.22	$ 0.62	$ 2.02	$ 0.58	$ 1.30	$ 3.44	$ 1.86
Diluted	$ 0.22	$ 0.06	$ 0.77	$ 0.30	$ 0.22	$ 0.62	$ 1.99	$ 0.58	$ 1.28	$ 3.42	$ 1.86
Per shares distributions declared	$ 0.660	$ 0.650	$ 0.567	$ 0.565	$ 0.563	$ 0.560	$ 0.550	$ 0.512	$ 2.44	$ 2.19	$ 2.03
Incentive termination and subordinated disposition revenue									$ 0	$ 52,515	$ 0